Schedule of Investments (unaudited)
November 30, 2025
iShares® MSCI Global Quality Factor ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.2%
Aristocrat Leisure Ltd.	3,770	$144,092
ASX Ltd.	1,216	46,356
BHP Group Ltd.	32,647	893,319
Brambles Ltd.	9,388	147,949
Cochlear Ltd.	461	84,250
Computershare Ltd.	3,923	92,228
Fortescue Ltd.	10,834	152,267
Medibank Pvt Ltd.	19,862	61,766
Pro Medicus Ltd.	601	105,092
REA Group Ltd.	462	59,336
Rio Tinto Ltd.	2,325	201,686
Wesfarmers Ltd.	8,002	429,419
		2,417,760
Austria — 0.0%
Verbund AG	423	31,188
Belgium — 0.0%
Lotus Bakeries NV	3	26,957
Brazil — 0.3%
Ambev SA	30,457	79,254
B3 SA - Brasil Bolsa Balcao	35,283	99,546
BB Seguridade Participacoes SA	7,223	46,130
Caixa Seguridade Participacoes S/A	5,520	16,649
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	3,148	83,161
CPFL Energia SA	1,414	12,890
Localiza Rent a Car SA	7,480	63,564
PRIO SA(a)	7,057	49,802
WEG SA	13,311	109,523
		560,519
Canada — 0.4%
Brookfield Asset Management Ltd., Class A	3,657	192,657
Celestica Inc.(a)	930	319,386
CGI Inc.	1,286	114,138
Lundin Gold Inc.	748	62,990
Toromont Industries Ltd.	516	60,419
		749,590
China — 1.5%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	900	2,631
Aier Eye Hospital Group Co. Ltd., Class A	15,400	25,111
Anhui Gujing Distillery Co. Ltd., Class A	200	4,713
Anhui Gujing Distillery Co. Ltd., Class B	1,000	12,601
Anker Innovations Technology Co. Ltd., Class A	300	4,714
ANTA Sports Products Ltd.	8,600	94,208
Bosideng International Holdings Ltd.	42,000	26,809
China Hongqiao Group Ltd.	18,500	73,740
China Resources Beer Holdings Co. Ltd.	10,500	37,645
China Resources Mixc Lifestyle Services Ltd.(b)	5,000	28,571
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	630	2,507
Chow Tai Fook Jewellery Group Ltd.	12,800	22,531
CMOC Group Ltd., Class A	7,100	16,415
CMOC Group Ltd., Class H	24,000	50,094
Eastroc Beverage Group Co. Ltd., Class A	300	11,205
Eoptolink Technology Inc. Ltd., Class A	500	24,743
Focus Media Information Technology Co. Ltd., Class A	7,100	7,395
Foshan Haitian Flavouring & Food Co. Ltd., Class A	2,200	11,538
Foxconn Industrial Internet Co. Ltd., Class A	5,200	45,045
Security	Shares	Value
China (continued)
Fuyao Glass Industry Group Co. Ltd., Class A	900	$8,408
Fuyao Glass Industry Group Co. Ltd., Class H(b)	4,400	38,099
Giant Biogene Holding Co. Ltd.(b)	3,200	14,922
Goneo Group Co. Ltd., Class A	500	3,034
Gree Electric Appliances Inc. of Zhuhai, Class A	1,200	6,863
Hansoh Pharmaceutical Group Co. Ltd.(b)	10,000	51,846
Henan Shuanghui Investment & Development Co. Ltd., Class A	1,500	5,733
Hithink RoyalFlush Information Network Co. Ltd., Class A	300	13,685
Huizhou Desay Sv Automotive Co. Ltd., Class A	200	3,122
Imeik Technology Development Co. Ltd., Class A	200	4,122
Jiangsu Hengli Hydraulic Co. Ltd., Class A	500	7,198
Jiangsu King's Luck Brewery JSC Ltd., Class A	471	2,523
Kingnet Network Co. Ltd., Class A	883	2,801
Kuaishou Technology(b)	18,100	158,889
Kweichow Moutai Co. Ltd., Class A	800	164,483
Laopu Gold Co. Ltd., Class H	200	17,363
Lenovo Group Ltd.	52,000	65,120
Luzhou Laojiao Co. Ltd., Class A	800	15,421
Midea Group Co. Ltd., Class A	1,376	15,571
Midea Group Co. Ltd., Class H	2,800	31,933
MINISO Group Holding Ltd.	3,200	16,045
NARI Technology Co. Ltd., Class A	4,500	14,148
NAURA Technology Group Co. Ltd., Class A	270	16,428
NetEase Inc.	13,100	362,385
Ningbo Deye Technology Co. Ltd., Class A	440	5,059
Nongfu Spring Co. Ltd., Class H(b)	20,000	125,907
PDD Holdings Inc., ADR(a)	5,167	599,785
Pop Mart International Group Ltd.(b)	5,200	150,906
Shaanxi Coal Industry Co. Ltd., Class A	4,100	13,175
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	400	3,903
Shanghai Allist Pharmaceuticals Co. Ltd., Class A	200	2,790
Shanghai Baosight Software Co. Ltd., Class A	1,200	3,639
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	280	5,262
Shanjin International Gold Co. Ltd., Class A	1,100	3,315
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	700	19,287
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	800	23,167
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	1,000	8,345
Sungrow Power Supply Co. Ltd., Class A	1,000	26,041
Suzhou TFC Optical Communication Co. Ltd., Class A	560	12,568
Tingyi Cayman Islands Holding Corp.	14,000	21,489
Tsingtao Brewery Co. Ltd., Class A	300	2,700
Tsingtao Brewery Co. Ltd., Class H	6,000	40,587
Victory Giant Technology Huizhou Co. Ltd., Class A	400	15,435
Vipshop Holdings Ltd., ADR	2,204	43,287
Want Want China Holdings Ltd.	35,000	20,977
Wuliangye Yibin Co. Ltd., Class A	1,900	31,734
WUS Printed Circuit Kunshan Co. Ltd., Class A	900	8,918
WuXi AppTec Co. Ltd., Class A	1,000	12,977
WuXi AppTec Co. Ltd., Class H(b)	2,900	37,890
WuXi XDC Cayman Inc.(a)	2,500	21,119
Yadea Group Holdings Ltd.(b)	8,000	12,696
Yealink Network Technology Corp. Ltd., Class A	1,600	7,668
Yutong Bus Co. Ltd., Class A	1,100	4,841
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	400	9,725
Zhejiang NHU Co. Ltd., Class A	1,300	4,490

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Global Quality Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Zhejiang Weiming Environment Protection Co. Ltd., Class A	700	$2,242
Zhongji Innolight Co. Ltd., Class A	600	43,991
Zijin Gold International Co. Ltd.(a)	1,500	26,819
Zijin Mining Group Co. Ltd., Class A	8,000	32,503
Zijin Mining Group Co. Ltd., Class H	38,000	151,110
		3,098,705
Denmark — 0.9%
Carlsberg A/S, Class B	941	117,016
Coloplast A/S, Class B	1,521	137,350
Genmab A/S(a)	520	167,068
Novo Nordisk A/S, Class B	26,210	1,297,994
Rockwool AS, Class B	1,774	59,970
		1,779,398
Egypt — 0.0%
Commercial International Bank - Egypt (CIB)	19,986	45,100
Eastern Co. SAE	14,951	14,465
		59,565
Finland — 0.3%
Elisa OYJ	1,085	47,562
Kone OYJ, Class B	3,407	231,847
Metso OYJ	4,021	66,461
Orion OYJ, Class B	999	71,519
Wartsila OYJ Abp	3,503	113,703
		531,092
France — 0.7%
Bureau Veritas SA	2,466	78,897
FDJ UNITED	711	20,037
Hermes International SCA	246	600,324
L'Oreal SA	1,657	722,760
		1,422,018
Germany — 0.5%
Continental AG	825	61,414
CTS Eventim AG & Co. KGaA	435	42,593
GEA Group AG	993	67,283
Hannover Rueck SE	404	121,469
MTU Aero Engines AG	371	151,797
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	854	538,207
Nemetschek SE	391	43,697
Rational AG	44	32,893
		1,059,353
Greece — 0.0%
Hellenic Telecommunications Organization SA	1,282	25,480
Jumbo SA	904	28,700
OPAP SA	1,723	35,215
		89,395
Hong Kong — 0.3%
Futu Holdings Ltd., ADR	395	67,016
Hong Kong Exchanges & Clearing Ltd.	8,900	473,307
SITC International Holdings Co. Ltd.	13,000	44,698
Techtronic Industries Co. Ltd.	10,000	117,611
		702,632
Hungary — 0.0%
Richter Gedeon Nyrt	983	29,118
India — 1.7%
ABB India Ltd.	548	31,765
Alkem Laboratories Ltd.	311	19,783
APL Apollo Tubes Ltd.	1,190	22,923
Security	Shares	Value
India (continued)
Asian Paints Ltd.	2,924	$94,207
Astral Ltd.	765	12,348
Bajaj Auto Ltd.	497	50,530
Bharat Electronics Ltd.	29,448	136,128
Bosch Ltd.	48	19,409
Britannia Industries Ltd.	1,083	70,781
CG Power & Industrial Solutions Ltd.	5,365	40,449
Cipla Ltd.	3,846	65,942
Coal India Ltd.	17,357	73,178
Colgate-Palmolive India Ltd.	1,349	32,755
Coromandel International Ltd.	767	20,481
Cummins India Ltd.	1,105	55,476
Dabur India Ltd.	3,539	20,497
Dixon Technologies India Ltd.	298	48,847
Dr Reddy's Laboratories Ltd.	3,613	50,986
Eicher Motors Ltd.	1,010	79,807
Havells India Ltd.	1,634	26,364
HCL Technologies Ltd.	7,286	132,763
HDFC Asset Management Co. Ltd.(b)	1,634	48,917
Hero MotoCorp Ltd.	902	62,413
Hindustan Aeronautics Ltd.	1,557	79,284
Hindustan Unilever Ltd.	5,865	161,970
Hyundai Motor India Ltd.	1,585	41,217
ICICI Lombard General Insurance Co. Ltd.(b)	1,651	36,465
Indian Railway Catering & Tourism Corp. Ltd.	1,928	14,845
Indus Towers Ltd.(a)	8,831	39,731
Infosys Ltd.	26,813	470,456
ITC Ltd.	24,921	112,927
LTIMindtree Ltd.(b)	535	36,623
Marico Ltd.	4,973	39,928
Maruti Suzuki India Ltd.	829	147,770
Mphasis Ltd.	682	21,515
Nestle India Ltd.	6,791	95,838
NMDC Ltd.	21,648	17,952
Oracle Financial Services Software Ltd.	188	17,123
Page Industries Ltd.	62	26,627
Persistent Systems Ltd., NVS	813	58,007
Petronet LNG Ltd.	5,285	16,092
PI Industries Ltd.	506	19,246
Pidilite Industries Ltd.	2,118	34,850
Polycab India Ltd.	391	32,745
SBI Life Insurance Co. Ltd.(b)	2,911	64,184
Siemens Ltd.	605	22,368
Solar Industries India Ltd.	211	31,380
Sun Pharmaceutical Industries Ltd.	6,466	132,638
Supreme Industries Ltd.	432	16,437
Tata Consultancy Services Ltd.	9,361	329,729
Torrent Pharmaceuticals Ltd.	866	36,028
Trent Ltd.	1,242	59,253
United Spirits Ltd.	1,883	30,558
Varun Beverages Ltd.	8,336	45,041
Vedanta Ltd.	8,924	52,666
Wipro Ltd.	16,733	46,884
Zydus Lifesciences Ltd.	1,577	16,670
		3,621,796
Indonesia — 0.1%
Bank Central Asia Tbk PT	404,500	201,425
Sumber Alfaria Trijaya Tbk PT	134,400	14,543
United Tractors Tbk PT	9,500	15,993
		231,961

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Global Quality Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Israel — 0.1%
Check Point Software Technologies Ltd.(a)	757	$141,385
Nova Ltd.(a)	213	66,825
		208,210
Italy — 0.3%
Ferrari NV	1,149	451,353
FinecoBank Banca Fineco SpA	4,447	109,388
Moncler SpA	1,553	104,959
		665,700
Japan — 2.9%
Advantest Corp.	7,100	944,730
Asics Corp.	5,000	119,764
Bandai Namco Holdings Inc.	3,800	111,508
Capcom Co. Ltd.	2,700	66,017
Chugai Pharmaceutical Co. Ltd.	4,900	262,376
Daifuku Co. Ltd.	2,200	69,589
Daiichi Sankyo Co. Ltd.	12,500	308,087
Daito Trust Construction Co. Ltd.	2,100	40,172
Disco Corp.	800	223,097
Fast Retailing Co. Ltd.	1,300	474,960
Fujikura Ltd.	1,700	196,738
Hoya Corp.	2,600	390,570
Japan Exchange Group Inc.	6,900	78,845
Kobe Bussan Co. Ltd.	1,000	24,306
Lasertec Corp.	800	144,429
MS&AD Insurance Group Holdings Inc.	9,000	199,690
Nomura Research Institute Ltd.	2,500	99,860
Obic Co. Ltd.	2,200	70,776
Oracle Corp./Japan	400	34,405
Otsuka Corp.	1,500	29,664
Recruit Holdings Co. Ltd.	11,300	577,953
Sanrio Co. Ltd.	1,300	46,574
SCREEN Holdings Co. Ltd.	600	49,485
Tokio Marine Holdings Inc.	14,800	524,673
Tokyo Electron Ltd.	3,600	735,975
Trend Micro Inc./Japan	1,000	49,943
ZOZO Inc.	4,600	39,626
		5,913,812
Malaysia — 0.0%
MR DIY Group M Bhd(b)	36,100	13,201
Nestle Malaysia Bhd	800	20,707
Petronas Dagangan Bhd	2,100	10,083
		43,991
Mexico — 0.1%
Gruma SAB de CV, Class B	1,100	19,182
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	2,442	32,736
Grupo Aeroportuario del Pacifico SAB de CV, Class B	2,692	64,257
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,490	45,024
Wal-Mart de Mexico SAB de CV	37,716	126,331
		287,530
Netherlands — 2.4%
Adyen NV(a)(b)	181	282,896
ASM International NV	292	161,528
ASML Holding NV	3,883	4,106,865
BE Semiconductor Industries NV	635	96,183
CVC Capital Partners PLC(b)	2,635	43,518
Universal Music Group NV	10,255	263,530
Wolters Kluwer NV	707	74,987
		5,029,507
Security	Shares	Value
New Zealand — 0.0%
Fisher & Paykel Healthcare Corp. Ltd., Class C	3,945	$84,528
Norway — 0.1%
Gjensidige Forsikring ASA	1,531	42,808
Kongsberg Gruppen ASA	3,705	87,782
		130,590
Peru — 0.1%
Southern Copper Corp.	714	96,216
Philippines — 0.0%
Manila Electric Co.	2,220	22,391
Poland — 0.0%
Budimex SA	128	21,926
Dino Polska SA(a)(b)	3,770	42,172
mBank SA(a)	101	28,283
		92,381
Saudi Arabia — 0.3%
Arabian Internet & Communications Services Co.	244	14,621
Bupa Arabia for Cooperative Insurance Co.	598	23,437
Co. for Cooperative Insurance (The)	525	16,864
Dr Sulaiman Al Habib Medical Services Group Co.	933	60,137
Elm Co.	244	49,860
Jarir Marketing Co.	5,822	19,712
Mouwasat Medical Services Co.	1,748	32,341
SAL Saudi Logistics Services	315	14,275
Saudi Arabian Oil Co.(b)	43,600	286,353
Saudi Tadawul Group Holding Co.	303	13,602
Saudi Telecom Co.	12,993	147,870
		679,072
Singapore — 0.1%
Singapore Exchange Ltd.	7,200	93,886
Yangzijiang Shipbuilding Holdings Ltd.	20,400	52,847
		146,733
South Africa — 0.3%
Capitec Bank Holdings Ltd.	679	154,023
Clicks Group Ltd.	2,267	46,102
Gold Fields Ltd.	7,132	301,551
Harmony Gold Mining Co. Ltd.	4,552	88,977
OUTsurance Group Ltd.	7,290	30,888
Sanlam Ltd.	12,234	65,598
		687,139
South Korea — 0.2%
APR Corp./Korea	221	38,395
Coway Co. Ltd.	351	20,583
Hanmi Semiconductor Co. Ltd.	373	31,489
HD Hyundai Electric Co. Ltd.	152	80,524
HD Hyundai Marine Solution Co. Ltd.	139	17,642
LIG Nex1 Co. Ltd.	93	24,301
Samsung Fire & Marine Insurance Co. Ltd.	191	62,535
Samyang Foods Co. Ltd.	33	32,478
		307,947
Spain — 0.3%
Industria de Diseno Textil SA	9,286	520,994
Sweden — 0.5%
AddTech AB, Class B	1,782	61,325
Alfa Laval AB	1,969	93,132
Atlas Copco AB, Class A	22,466	381,789
Atlas Copco AB, Class B	12,368	189,311
Epiroc AB, Class A	4,501	96,677
Epiroc AB, Class B	2,664	51,353

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Global Quality Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
Evolution AB(b)	1,462	$100,129
Lifco AB, Class B	1,476	54,394
Swedish Orphan Biovitrum AB(a)	1,368	49,182
		1,077,292
Switzerland — 4.8%
ABB Ltd., Registered	12,142	873,784
Belimo Holding AG, Registered	85	83,389
EMS-Chemie Holding AG, Registered	54	36,899
Geberit AG, Registered	308	240,165
Givaudan SA, Registered	63	265,811
Holcim AG	3,308	310,324
Kuehne + Nagel International AG, Registered	433	86,946
Logitech International SA, Registered	1,295	146,125
Nestle SA, Registered	18,186	1,808,786
Novartis AG, Registered	16,562	2,160,679
Partners Group Holding AG	233	276,577
Roche Holding AG, Bearer	294	117,059
Roche Holding AG, NVS	6,343	2,430,024
Schindler Holding AG, Participation Certificates, NVS	296	105,825
Schindler Holding AG, Registered	171	58,044
Sonova Holding AG, Registered	341	85,122
Straumann Holding AG	827	94,526
VAT Group AG(b)	219	96,650
Zurich Insurance Group AG	1,010	726,195
		10,002,930
Taiwan — 5.7%
Accton Technology Corp.	5,000	163,809
Advantech Co. Ltd.	3,000	27,592
Alchip Technologies Ltd.	1,000	105,729
Asia Vital Components Co. Ltd.	3,000	132,072
Chroma ATE Inc.	3,000	78,510
Delta Electronics Inc.	14,000	417,346
Eclat Textile Co. Ltd.	1,000	13,995
Elite Material Co. Ltd.	3,000	146,562
Feng TAY Enterprise Co. Ltd.	2,000	8,246
Fortune Electric Co. Ltd.	1,100	24,619
Global Unichip Corp.	1,000	72,446
Gold Circuit Electronics Ltd.	3,000	60,824
International Games System Co. Ltd.	2,000	47,412
Jentech Precision Industrial Co. Ltd.	1,000	93,027
King Slide Works Co. Ltd.	1,000	121,976
MediaTek Inc.	12,000	534,755
Nien Made Enterprise Co. Ltd.	1,000	11,892
Novatek Microelectronics Corp.	5,000	62,150
Quanta Computer Inc.	21,000	189,288
Realtek Semiconductor Corp.	4,000	66,565
Taiwan Semiconductor Manufacturing Co. Ltd.	203,000	9,359,596
Wiwynn Corp.	1,000	146,110
		11,884,521
Thailand — 0.2%
Advanced Info Service PCL, NVDR	7,000	66,907
Bumrungrad Hospital PCL, NVDR	15,800	83,359
Delta Electronics Thailand PCL, NVDR	22,600	142,303
Gulf Development PCL, NVDR(a)	30,100	38,195
		330,764
United Arab Emirates — 0.2%
Abu Dhabi Islamic Bank PJSC	10,425	56,505
Abu Dhabi National Oil Co. for Distribution PJSC	22,867	23,970
ADNOC Drilling Co. PJSC	29,472	41,967
Adnoc Gas PLC	44,652	39,638
Americana Restaurants International PLC - Foreign Co.	24,308	11,450
Security	Shares	Value
United Arab Emirates (continued)
Emaar Development PJSC	8,831	$35,357
Emaar Properties PJSC	44,426	160,961
		369,848
United Kingdom — 3.8%
3i Group PLC	6,807	284,635
Admiral Group PLC	2,299	96,451
AstraZeneca PLC	12,377	2,294,807
Auto Trader Group PLC(b)	8,782	74,265
Coca-Cola HBC AG, Class DI	1,406	70,538
Compass Group PLC	12,354	388,436
Experian PLC	6,813	299,400
Fresnillo PLC	1,524	53,140
GSK PLC	36,087	858,728
Halma PLC	2,516	118,731
Hikma Pharmaceuticals PLC	1,138	23,423
Imperial Brands PLC	5,286	224,553
Intertek Group PLC	1,275	78,015
Next PLC	992	185,532
Reckitt Benckiser Group PLC	5,097	395,015
RELX PLC	14,782	592,816
Rio Tinto PLC	7,145	513,028
Sage Group PLC (The)	8,616	122,673
Smiths Group PLC	2,196	71,091
Unilever PLC	19,257	1,158,652
Wise PLC, Class A(a)	5,823	68,140
		7,972,069
United States — 69.4%
Abbott Laboratories	12,781	1,647,471
Accenture PLC, Class A	5,168	1,292,000
Adobe Inc.(a)	4,116	1,317,655
Agilent Technologies Inc.	1,896	291,036
Allegion PLC	703	116,719
Alphabet Inc., Class A	19,559	6,262,401
Alphabet Inc., Class C, NVS	16,403	5,250,928
American Financial Group Inc./OH	481	66,243
Ameriprise Financial Inc.	775	353,199
Amphenol Corp., Class A	8,956	1,261,900
Apple Inc.	37,748	10,526,030
Applied Materials Inc.	6,813	1,718,579
Arista Networks Inc.(a)	9,013	1,177,819
Autodesk Inc.(a)	1,856	562,999
Automatic Data Processing Inc.	3,485	889,721
Avery Dennison Corp.	611	105,318
Ball Corp.	2,348	116,296
Best Buy Co. Inc.	1,697	134,538
Broadridge Financial Solutions Inc.	886	202,088
Brown-Forman Corp., Class B, NVS	1,570	45,499
Cadence Design Systems Inc.(a)	1,924	599,980
Carlisle Companies Inc.	378	120,230
Caterpillar Inc.	3,616	2,081,948
Cboe Global Markets Inc.	694	179,170
CDW Corp.	943	135,999
CH Robinson Worldwide Inc.	847	134,563
Chipotle Mexican Grill Inc., Class A(a)	8,455	291,867
Church & Dwight Co. Inc.	1,526	129,954
Cintas Corp.	3,232	601,217
Cisco Systems Inc.	26,627	2,048,681
Coca-Cola Co. (The)	33,040	2,415,885
Cognizant Technology Solutions Corp., Class A	3,180	247,118
Comfort Systems USA Inc.	307	299,921
Copart Inc.(a)	6,104	237,934

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Global Quality Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Costco Wholesale Corp.	3,465	$3,165,589
Cummins Inc.	992	493,996
Deckers Outdoor Corp.(a)	2,026	178,349
Dick's Sporting Goods Inc.	456	94,196
Dynatrace Inc.(a)	2,098	93,487
Eaton Corp. PLC	2,632	910,382
Edwards Lifesciences Corp.(a)	3,796	328,999
Eli Lilly & Co.	5,883	6,326,990
EMCOR Group Inc.	415	255,254
Erie Indemnity Co., Class A, NVS	210	62,053
Expeditors International of Washington Inc.	1,192	175,105
F5 Inc.(a)	408	97,577
Fastenal Co.	9,833	397,253
Ferguson Enterprises Inc.	1,467	369,200
Fortinet Inc.(a)	6,226	505,115
Garmin Ltd.	1,152	225,009
Gartner Inc.(a)	96	22,343
GE HealthCare Technologies Inc., NVS(a)	2,984	238,690
General Electric Co.	6,869	2,050,053
Graco Inc.	1,166	96,125
Hershey Co. (The)	1,059	199,177
Honeywell International Inc.	4,661	895,798
Howmet Aerospace Inc.	2,811	575,102
Hubbell Inc., Class B	370	159,629
IDEXX Laboratories Inc.(a)	768	578,212
Illinois Tool Works Inc.	2,041	508,780
Intuit Inc.	1,866	1,183,193
Jabil Inc.	771	162,457
Jack Henry & Associates Inc.	535	93,347
Johnson & Johnson	17,322	3,584,268
Kellanova	2,134	178,488
KLA Corp.	1,143	1,343,562
Lam Research Corp.	12,265	1,913,340
Leidos Holdings Inc.	822	157,084
Lennox International Inc.	260	129,706
Lockheed Martin Corp.	1,293	592,013
Lululemon Athletica Inc.(a)	414	76,251
Marsh & McLennan Companies Inc.	3,110	570,530
Mastercard Inc., Class A	5,771	3,177,109
Merck & Co. Inc.	20,964	2,197,656
Meta Platforms Inc., Class A	16,951	10,983,400
Microsoft Corp.	20,176	9,926,794
Monolithic Power Systems Inc.	447	414,892
Monster Beverage Corp.(a)	5,668	425,043
Moody's Corp.	1,219	598,261
Netflix Inc.(a)	37,511	4,035,433
Nike Inc., Class B	8,224	531,517
Nvidia Corp.	53,213	9,418,701
NVR Inc.(a)	25	187,682
Oklo Inc., Class A(a)	1,104	100,884
Old Dominion Freight Line Inc.	1,971	266,657
Omnicom Group Inc.	1,464	104,852
Parker-Hannifin Corp.	853	735,030
Paychex Inc.	2,832	316,306
Paycom Software Inc.	445	71,721
PayPal Holdings Inc.	7,388	463,154
Pentair PLC	1,048	110,292
PepsiCo Inc.	9,725	1,446,497
Procter & Gamble Co. (The)	18,078	2,678,436
Progressive Corp. (The)	4,064	929,803
Public Storage	1,048	287,718
PulteGroup Inc.	1,365	173,614
Security	Shares	Value
United States (continued)
QUALCOMM Inc.	9,326	$1,567,607
ResMed Inc.	1,077	275,529
Rockwell Automation Inc.	731	289,374
Rollins Inc.	2,465	151,548
Sherwin-Williams Co. (The)	1,581	543,374
Snap-on Inc.	371	126,159
T Rowe Price Group Inc.	1,562	159,918
Teradyne Inc.	1,054	191,712
Texas Instruments Inc.	6,659	1,120,510
Texas Pacific Land Corp.	187	161,622
TJX Companies Inc. (The)	7,906	1,201,080
Tractor Supply Co.	3,880	212,546
Trane Technologies PLC	1,905	802,919
Uber Technologies Inc.(a)	13,460	1,178,288
Ulta Beauty Inc.(a)	398	214,454
Union Pacific Corp.	4,568	1,058,999
United Therapeutics Corp.(a)	297	144,342
UnitedHealth Group Inc.	5,320	1,754,376
Veeva Systems Inc., Class A(a)	966	232,120
Veralto Corp.	1,799	182,095
Vertex Pharmaceuticals Inc.(a)	1,895	821,691
Visa Inc., Class A	16,409	5,487,826
Walmart Inc.	29,225	3,229,655
Waters Corp.(a)(c)	471	190,011
Watsco Inc.	264	91,450
West Pharmaceutical Services Inc.	457	126,703
Williams-Sonoma Inc.	1,153	207,552
WW Grainger Inc.	428	406,014
Zoetis Inc.	4,412	565,530
		144,126,064
Total Common Stocks — 99.7% (Cost: $183,880,514)		207,091,276
Preferred Stocks
Brazil — 0.1%
Cia Energetica de Minas Gerais, Preference Shares, NVS	10,731	23,059
Itausa SA, Preference Shares, NVS	38,102	87,798
		110,857
Total Preferred Stocks — 0.1% (Cost: $94,176)		110,857
Total Long-Term Investments — 99.8% (Cost: $183,974,690)		207,202,133
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.11%(d)(e)(f)	124,538	124,600
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.94%(d)(e)	120,000	120,000
Total Short-Term Securities — 0.1% (Cost: $244,600)		244,600
Total Investments — 99.9% (Cost: $184,219,290)		207,446,733
Other Assets Less Liabilities — 0.1%		243,779
Net Assets — 100.0%		$207,690,512

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Global Quality Factor ETF

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/11/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,382,706	$—	$(1,258,056)(a)	$(50)	$—	$124,600	124,538	$1,005 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	210,000	—	(90,000)(a)	—	—	120,000	120,000	2,751	—
				$(50)	$—	$244,600		$3,756	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini S&P 500 Index	11	12/19/25	$377	$7,572
Micro Euro STOXX 50 Index	14	12/19/25	92	1,170
				$8,742
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Global Quality Factor ETF

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$147,315,413	$59,775,863	$—	$207,091,276
Preferred Stocks	110,857	—	—	110,857
Short-Term Securities
Money Market Funds	244,600	—	—	244,600
	$147,670,870	$59,775,863	$—	$207,446,733
Derivative Financial Instruments(a)
Assets
Equity Contracts	$8,742	$—	$—	$8,742

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company
S&P	Standard & Poor's